Financial Risks - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Unrealized losses	€ (7,896)	€ (576)
Total fair value	4,567	8,481
Debt securities and money market instruments Americas and Netherland [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	63,213	78,468
Unrealized gains	837	11,865
Unrealized losses	(7,672)	(475)
Total fair value	56,379	89,859
Fair value of instruments with unrealized gains	13,073	74,954
Fair value of instruments with unrealized losses	43,306	14,905
Debt securities and money market instruments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	66,455	87,431
Unrealized gains	888	12,679
Unrealized losses	(7,896)	(576)
Total fair value	59,447	99,533
Fair value of instruments with unrealized gains	14,305	82,635
Fair value of instruments with unrealized losses	45,143	16,898
Debt securities and money market instruments [member] | United States government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	8,386	8,942
Unrealized gains	135	2,386
Unrealized losses	(1,294)	(11)
Total fair value	7,226	11,317
Fair value of instruments with unrealized gains	1,435	10,938
Fair value of instruments with unrealized losses	5,791	379
Debt securities and money market instruments [member] | Dutch government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost		3,456
Unrealized gains		1,238
Unrealized losses		0
Total fair value		4,694
Fair value of instruments with unrealized gains		4,688
Fair value of instruments with unrealized losses		6
Debt securities and money market instruments [member] | Other government [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	1,700	9,060
Unrealized gains	23	2,794
Unrealized losses	(239)	(84)
Total fair value	1,484	11,769
Fair value of instruments with unrealized gains	266	10,414
Fair value of instruments with unrealized losses	1,218	1,356
Debt securities and money market instruments [member] | Insured residential mortgage backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	4,218	5,265
Unrealized gains	160	372
Unrealized losses	(439)	(56)
Total fair value	3,939	5,581
Fair value of instruments with unrealized gains	578	3,832
Fair value of instruments with unrealized losses	3,362	1,749
Debt securities and money market instruments [member] | Asset backed securities [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	3,269	4,088
Unrealized gains	12	118
Unrealized losses	(376)	(16)
Total fair value	2,905	4,189
Fair value of instruments with unrealized gains	183	2,334
Fair value of instruments with unrealized losses	2,722	1,855
Debt securities and money market instruments [member] | Corporate [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	42,507	50,953
Unrealized gains	449	5,738
Unrealized losses	(5,419)	(343)
Total fair value	37,538	56,348
Fair value of instruments with unrealized gains	7,428	45,363
Fair value of instruments with unrealized losses	30,110	10,985
Debt securities and money market instruments [member] | Money market investments [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	5,511	4,790
Unrealized gains	4
Unrealized losses	(1)	0
Total fair value	5,514	4,790
Fair value of instruments with unrealized gains	3,815	4,547
Fair value of instruments with unrealized losses	1,699	243
Debt securities and money market instruments [member] | Other [member]
Disclosure of additional information on credit risk, unrealized losses and impairments [line items]
Amortized cost	863	876
Unrealized gains	105	34
Unrealized losses	(128)	(66)
Total fair value	840	844
Fair value of instruments with unrealized gains	600	519
Fair value of instruments with unrealized losses	€ 241	€ 325